ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2020
Receivables [Abstract]
ACCOUNTS RECEIVABLE

6. ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in US$ thousands):

	June 30, 2020	December 31, 2019
Trade receivables	$115,819	$100,642
Less: allowance for doubtful accounts	(2,365)	(1,843)
Total	$113,454	$98,799

Trade receivables relate to the sale of services, for which credit is extended based on our evaluation of the customer’s creditworthiness. The gross contractual amounts of trade receivables at June 30, 2020 and December 31, 2019 were $115.8 million and $100.6 million, respectively. Movement in the allowance for doubtful accounts is as follows (in US$ thousands):

	Quarter ended		Year-to-date period ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019

Allowance for doubtful accounts at beginning of period	$(2,442)	$(760)	$(1,843)	$(693)
(Increase) decrease to allowance for the year	(25)	(339)	26	(476)
(Recovery) write-off of doubtful accounts	161	649	161	719
Non-cash reclass of allowance for doubtful accounts between unbilled revenue and accounts receivable	(59)	-	(708)	-
Allowance for doubtful accounts at end of period	$(2,365)	$(450)	$(2,365)	$(450)